United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—4.2%
		Basic Industry - Chemicals—0.2%
$132,000		Albemarle Corp., 4.150%, 12/01/2024	$129,116
135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	134,563
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,617,799
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	155,665
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	230,232
		TOTAL	2,267,375
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	412,750
200,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	214,000
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	193,074
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	172,436
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	135,926
		TOTAL	1,128,186
		Basic Industry - Paper—0.0%
250,000	[2,3,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
112,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	118,755
		TOTAL	118,755
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	378,365
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	206,417
		TOTAL	584,782
		Capital Goods - Diversified Manufacturing—0.0%
200,000		Harsco Corp., 5.750%, 05/15/2018	202,500
		Communications - Cable & Satellite—0.1%
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.450%, 04/01/2024	505,704
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	467,486
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	194,928
		TOTAL	1,168,118
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	290,633
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	186,504
250,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	279,719
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	190,444
		TOTAL	947,300
		Communications - Telecom Wireless—0.0%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	261,189
		Communications - Telecom Wirelines—0.1%
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	219,093
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	947,908
		TOTAL	1,167,001
		Consumer Cyclical - Automotive—0.1%
200,000	[1,5]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 01/11/2018	199,914
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	380,468

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$175,000	[1,5]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	$178,604
		TOTAL	758,986
		Consumer Cyclical - Leisure—0.1%
400,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	416,863
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	310,840
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	313,070
		TOTAL	623,910
		Consumer Non-Cyclical - Food/Beverage—0.1%
300,000	[1,5]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	294,723
500,000		PepsiCo, Inc., 2.750%, 04/30/2025	475,457
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	315,176
		TOTAL	1,085,356
		Consumer Non-Cyclical - Health Care—0.1%
400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	402,164
325,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	311,930
		TOTAL	714,094
		Consumer Non-Cyclical - Products—0.0%
400,000		Hasbro, Inc., Sr. Unsecd. Note, 5.100%, 05/15/2044	388,879
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	254,363
400,000	[1,5]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.000%, 08/04/2041	458,642
		TOTAL	713,005
		Energy - Independent—0.1%
400,000		Petroleos Mexicanos, 6.500%, 06/02/2041	402,000
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	215,000
		TOTAL	617,000
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	205,974
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	287,484
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	387,324
		TOTAL	880,782
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	293,474
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	244,136
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	213,309
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	190,683
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	89,013
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	305,285
		TOTAL	1,335,900
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	399,054
400,000		Weatherford International Ltd., 5.125%, 09/15/2020	357,923
		TOTAL	756,977
		Energy - Refining—0.1%
400,000		Valero Energy Corp., 7.500%, 04/15/2032	477,106

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Refining—continued
$400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$441,063
		TOTAL	918,169
		Financial Institution - Banking—0.8%
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	295,860
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	489,670
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	397,116
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	750,660
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	374,348
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	341,284
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	356,615
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	207,651
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.250%, 10/15/2020	1,285,836
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,227,159
200,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/28/2017	217,530
600,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	625,199
743,961	[1,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	391,324
285,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	286,775
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	405,555
		TOTAL	7,652,582
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	413,249
		Financial Institution - Finance Companies—0.1%
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	552,310
		Financial Institution - Insurance - Life—0.3%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	402,879
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	414,300
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	312,809
300,000	[1,5]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	308,221
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	440,064
200,000	[1,5]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	199,206
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	244,338
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	95,143
500,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	664,117
		TOTAL	3,081,077
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	338,619
400,000	[1,5]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	407,105
		TOTAL	745,724
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	316,380
		Financial Institution - REIT - Office—0.1%
400,000		Boston Properties LP, Sr. Unsecd. Note, 3.800%, 02/01/2024	403,069
		Financial Institution - REIT - Other—0.1%
400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 03/15/2020	462,534
635,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	641,683
		TOTAL	1,104,217
		Technology—0.3%
450,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	432,633

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	$98,619
600,000		Apple, Inc., Unsecd. Note, 2.150%, 02/09/2022	578,312
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	278,487
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	357,794
565,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	509,373
600,000	[1,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	577,283
		TOTAL	2,832,501
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	197,055
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.750%, 03/15/2018	438,607
430,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	373,370
		TOTAL	1,009,032
		Transportation - Services—0.1%
400,000	[1,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	428,153
500,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.550%, 06/01/2019	499,426
		TOTAL	927,579
		Utility - Electric—0.3%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	439,913
400,000	[1,5]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	408,500
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	305,858
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	200,382
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	402,101
850,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	827,648
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	314,722
300,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	306,460
		TOTAL	3,205,584
		TOTAL CORPORATE BONDS (IDENTIFIED COST $39,842,124)	39,298,431
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,000,000	[1,5]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045 (IDENTIFIED COST $2,008,306)	2,017,554
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Commercial Mortgage—3.0%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,588,797
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	2,628,329
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	4,146,271
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,122,090
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	1,094,462
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,088,040
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,052,154
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	998,000
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,633,043
2,000,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2, 2.977%, 11/15/2045	2,061,766
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,469,253
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	927,535
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,035,073
2,250,000	[1,5]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	2,254,852

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	$1,065,692
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,900,410)	28,165,357
		COMMON STOCKS—7.1%
		Aerospace & Defense—0.2%
64,903	[2]	Engility Holdings, Inc.	1,804,303
		Auto Components—0.5%
85,622	[2]	American Axle & Manufacturing Holdings, Inc.	1,729,565
57,200		Goodyear Tire & Rubber Co.	1,702,844
94,741		Metaldyne Performance Group, Inc.	1,788,710
		TOTAL	5,221,119
		Building Products—0.2%
22,898	[2]	Nortek, Inc.	1,873,285
		Communications Equipment—0.2%
57,498	[2]	CommScope Holdings Co., Inc.	1,860,060
		Containers & Packaging—0.5%
54,080	[2]	Berry Plastics Group, Inc.	1,600,768
120,820		Graphic Packaging Holding Co.	1,703,562
56,180		Greif, Inc., Class A	1,644,950
		TOTAL	4,949,280
		Health Care Providers & Services—0.3%
29,560	[2]	Community Health Systems, Inc.	1,587,372
29,470	[2]	Tenet Healthcare Corp.	1,450,808
		TOTAL	3,038,180
		Hotels Restaurants & Leisure—0.4%
95,930	[2]	Penn National Gaming, Inc.	1,742,089
44,600	[2]	Pinnacle Entertainment, Inc.	1,684,542
		TOTAL	3,426,631
		Leisure Products—0.1%
114,239	[2]	Performance Sports Group Ltd.	1,484,864
		Machinery—0.2%
202,051		Mueller Water Products, Inc.	1,808,357
		Media—1.4%
170,778	[2]	Entercom Communication Corp.	1,881,974
219,559		Entravision Communications Corp.	1,767,450
162,883	[2]	Media General, Inc.	1,913,875
708,399	[2]	Radio One, Inc., Non voting Class D	2,196,037
78,800		Regal Entertainment Group	1,498,776
82,450		Time, Inc.	1,712,487
192,368	[2,6]	Townsquare Media, Inc., Class A	2,210,308
		TOTAL	13,180,907
		Oil Gas & Consumable Fuels—0.2%
90,102		CVR Refining, LP	1,720,948
		Paper & Forest Products—0.2%
33,466	[2]	Clearwater Paper Corp.	1,876,104
		Semiconductors & Semiconductor Equipment—0.2%
124,948	[2]	Tower Semiconductor Ltd.	1,513,120

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Specialty Retail—0.2%
$100,972	[2]	Party City Holdco, Inc.	$1,710,466
		Technology Hardware Storage & Peripherals—0.4%
69,555	[2]	NCR Corp.	1,745,135
33,611		Seagate Technology	1,727,605
		TOTAL	3,472,740
		Textiles Apparel & Luxury Goods—0.2%
15,231		PVH Corp.	1,812,184
		Oil Gas & Consumable Fuels—0.3%
257,257		Crestwood Midstream Partners LP	2,009,177
36,850		Williams Partners LP	1,468,473
		TOTAL	3,477,650
		Trading Companies & Distributors—0.6%
52,406	[2]	HD Supply Holdings, Inc.	1,729,398
31,200	[2]	United Rentals, Inc.	2,163,096
30,400	[2]	WESCO International, Inc.	1,701,488
		TOTAL	5,593,982
		Office Electronics—0.2%
22,700	[2]	Zebra Technologies Co., Class A	1,881,376
		Semiconductor Manufacturing—0.2%
111,100	[2]	Micron Technology, Inc.	1,823,151
		Containers & Packaging—0.4%
94,100	[2]	Owens-Illinois, Inc.	1,961,985
27,863		WestRock Co.	1,653,669
		TOTAL	3,615,654
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,183,811)	67,144,361
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[2,3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		INVESTMENT COMPANIES—85.2%[6]
6,264,750		Emerging Markets Fixed Income Core Fund	215,565,070
14,402,870		Federated Mortgage Core Portfolio	142,732,443
1,523,550		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[7]	1,523,550
71,215,446		High Yield Bond Portfolio	440,823,609
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $804,974,103)	800,644,672
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $938,912,154)[8]	937,270,775
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	2,598,120
		TOTAL NET ASSETS—100%	$939,868,895
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]United States Treasury Notes 5-Year Short Futures	150	$17,915,625	December 2015	$136,246
[2]United States Treasury Notes 10-Year Short Futures	345	$43,836,563	December 2015	$467,074
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$603,320

The average notional value of long and short futures contracts held by the Fund throughout the period was $8,908,691 and $57,624,805, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/15/2015	Morgan Stanley	3,300,000 AUD	3,128,334 CAD	$(34,337)
10/15/2015	JPMorgan Chase	6,702,056 AUD	4,500,000 EUR	$(293,952)
10/15/2015	Morgan Stanley	6,314,995 CAD	4,515,000 EUR	$(270,259)
10/15/2015	JPMorgan Chase	6,490,197 CAD	$5,000,000	$(67,300)
10/15/2015	JPMorgan Chase	4,500,000 EUR	615,664,935 JPY	$(28,801)
10/15/2015	BNY Mellon	4,500,000 EUR	42,336,000 SEK	$47,192
10/15/2015	Bank of America, N.A.	4,400,000 EUR	$4,830,100	$110,570
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,944,015	$108,943
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,974,075	$78,883
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,984,965	$67,993
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,987,125	$65,833
10/15/2015	Goldman Sachs	6,300,000 EUR	$7,070,175	$3,966
10/15/2015	Barclays Bank PLC	6,300,000 EUR	$7,239,582	$(165,441)
10/15/2015	Bank of America, N.A.	8,700,000 EUR	$9,843,006	$(73,954)
10/15/2015	JPMorgan Chase	3,100,000 GBP	598,450,319 JPY	$(183,835)
10/15/2015	Barclays Bank PLC	3,100,000 GBP	601,623,200 JPY	$(210,024)
10/15/2015	HSBC Bank	3,200,000 GBP	40,820,800 NOK	$(21,359)
10/15/2015	Barclays Bank PLC	3,100,000 GBP	$4,772,109	$(16,277)
10/15/2015	Barclays Bank PLC	3,100,000 GBP	$4,855,344	$(99,512)
10/15/2015	Bank of America, N.A.	1,224,112,500 JPY	13,500,000 SGD	$556,076
Contracts Sold:
10/15/2015	Morgan Stanley	3,300,000 AUD	3,146,418 CAD	$48,081
10/15/2015	JPMorgan Chase	6,802,360 AUD	4,500,000 EUR	$222,727
10/15/2015	Barclays Bank PLC	6,316,937 CAD	4,515,000 EUR	$268,783
10/15/2015	JPMorgan Chase	6,519,884 CAD	$5,000,000	$44,738
10/15/2015	JPMorgan Chase	4,500,000 EUR	615,599,640 JPY	$28,262
10/15/2015	BNY Mellon	4,500,000 EUR	42,106,500 SEK	$(74,328)
10/15/2015	Goldman Sachs	3,150,000 EUR	$3,551,279	$14,208
10/15/2015	Goldman Sachs	3,150,000 EUR	$3,563,390	$26,320
10/15/2015	Bank of America, N.A.	4,400,000 EUR	$4,832,960	$(107,710)
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,993,200	$(59,758)
10/15/2015	Bank of America, N.A.	4,500,000 EUR	$4,998,735	$(54,223)
10/15/2015	JPMorgan Chase	6,300,000 EUR	$7,176,330	$102,189
10/15/2015	Barclays Bank PLC	6,300,000 EUR	$7,357,203	$283,062
10/15/2015	Bank of America, N.A.	8,700,000 EUR	$9,744,566	$(24,487)
10/15/2015	Bank of America, N.A.	9,000,000 EUR	$10,082,430	$(23,486)
10/15/2015	JPMorgan Chase	3,100,000 GBP	598,464,300 JPY	$183,951
10/15/2015	Barclays Bank PLC	3,100,000 GBP	601,644,900 JPY	$210,204
10/15/2015	HSBC Bank	3,200,000 GBP	40,821,760 NOK	$21,475
10/15/2015	Barclays Bank PLC	3,100,000 GBP	$4,773,535	$17,703
10/15/2015	Barclays Bank PLC	3,100,000 GBP	$4,867,233	$111,400
10/15/2015	Bank of America, N.A.	1,230,322,500 JPY	13,500,000 SGD	$(607,334)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$206,182
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,128,276 and $2,205,215, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $10,405,997, which represented 1.1% of total net assets.
2	Non-income-producing security.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $7,732,757, which represented 0.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$727,431	$391,324
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,617,799
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$664,117
6	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended August 31, 2015, were as follows:
Affiliates	Balance of Shares Held 11/30/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2015	Value	Dividend Income
Townsquare Media, Inc., Class A	268,163	—	(75,795)	192,368	$2,210,308	$—
Transactions involving the affiliated holding during the period ended August 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	7,876,782	14,402,675	3,943,733	75,833,169	102,056,359
Purchases/Additions	1,077,730	5,467,502	166,023,115	914,719	173,483,066
Sales/Reductions	(2,689,762)	(5,467,307)	(168,443,298)	(5,532,442)	(182,132,809)
Balance of Shares Held 8/31/2015	6,264,750	14,402,870	1,523,550	71,215,446	93,406,616
Value	$215,565,070	$142,732,443	$1,523,550	$440,823,609	$800,644,672
Dividend Income/Allocated Investment Income	$10,095,424	$3,348,681	$4,032	$23,741,195	$37,189,332
7	7-day net yield.
8	At August 31, 2015, the cost of investments for federal tax purposes was $940,150,516. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $2,879,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,926,134 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,805,875.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$38,907,107	$391,324	$39,298,431
Commercial Mortgage-Backed Security	—	2,017,554	—	2,017,554
Collateralized Mortgage Obligations	—	28,165,357	—	28,165,357
Equity Securities:
Common Stock
Domestic	63,903,636	—	—	63,903,636
International	3,240,725	—	—	3,240,725
Preferred Stock
Domestic	—	—	400[1]	400
Investment Companies[2]	1,523,550	799,121,122[3]	—	800,644,672
TOTAL SECURITIES	$68,667,911	$868,211,140	$391,724	$937,270,775
OTHER FINANCIAL INSTRUMENTS[4]	$603,320	$206,182	$—	$809,502
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available.
3	Includes $829,880,470 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
SEK	—Swedish Krona
SGD	—Singapore Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015